RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Share based payments	$ 1,987,000	$ 1,750,000
Total Key Management compensation	6,149,000	3,513,000
Accrued short term	1,147,000	783,000
Directors
Disclosure of transactions between related parties [line items]
Salaries and short term incentives paid	291,000	183,000
Consulting fees
Disclosure of transactions between related parties [line items]
Salaries and short term incentives paid	$ 3,871,000	$ 1,580,000